SHARE-BASED PAYMENTS (Details) ¥ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Nov. 16, 2021 CNY (¥) shares	Sep. 30, 2017 shares	Jun. 04, 2008 installment shares	Sep. 30, 2017 installment shares	Jul. 31, 2017 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 installment	Jan. 15, 2015 shares	Oct. 25, 2011 shares
SHARE-BASED PAYMENTS
Recognized the remaining unrecognized share-based compensation expenses | ¥						¥ 0
Share-based compensation						¥ 48,344	$ 6,809	¥ 72,096	¥ 107,681
Restricted Shares
SHARE-BASED PAYMENTS
Granted (in shares)	1,235,896
Incremental compensation cost | ¥	¥ 0
Recognized the remaining unrecognized share-based compensation expenses | ¥								¥ 18,181
2008 Plan
SHARE-BASED PAYMENTS
Term of the award plan			10 years
Contractual term (in years)			15 years
Termination term (in days)			90 days
Shares authorized (in shares)			10,000,000								20,934,684	16,239,033
Early exercise (in shares)					12,599,520
2008 Plan | Option granted to nonemployee
SHARE-BASED PAYMENTS
Granted (in shares)						0	0	0	0
2017 Plan
SHARE-BASED PAYMENTS
Contractual term (in years)				10 years
Annual increase program term (in years)				8 years
Termination term (in days)				90 days
Shares authorized (in shares)		10,000,000		10,000,000
Annual increase in reserved shares (as a percent of outstanding shares)		2.00%		2.00%
Threshold for outstanding shares (as percent of outstanding shares)		10.00%		10.00%
Percentage of shares vested		100.00%
2017 Plan | Restricted Shares
SHARE-BASED PAYMENTS
Percentage of shares vested		100.00%
On the first anniversary | 2008 Plan
SHARE-BASED PAYMENTS
Percentage of shares vested			25.00%			100.00%	100.00%
On the first anniversary | 2017 Plan
SHARE-BASED PAYMENTS
Percentage of shares vested				25.00%
After the first anniversary in thirty-six equal monthly installments | 2008 Plan
SHARE-BASED PAYMENTS
Percentage of shares vested			2.09%
Number of equal monthly installment | installment			36
After the first anniversary in thirty-six equal monthly installments | 2017 Plan
SHARE-BASED PAYMENTS
Percentage of shares vested				2.09%
Number of equal monthly installment | installment				36
After the first anniversary in thirty-six equal monthly installments | 2020 Plan.
SHARE-BASED PAYMENTS
Number of equal monthly installment | installment										36
On the first, second, third and fourth anniversary | 2017 Plan | Restricted Shares
SHARE-BASED PAYMENTS
Percentage of shares vested				25.00%